Other Property and Equipment (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Property, Plant and Equipment [Line Items]
Other Property and Equipment
Other Property and Equipment
Other property and equipment consists of the following:

	December 31,
	2012	2011
	(in thousands)

Natural gas plant and pipeline	$371,292	$129,863
Buildings and leasehold improvements	19,999	16,158
Vehicles	19,731	13,653
Drilling and other equipment	6,265	3,645
Furniture and office equipment	47,623	29,972
Land	4,278	3,944
	469,188	197,235
Less accumulated depreciation	(73,721)	(48,024)
	$395,467	$149,211